COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

23.   COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following as of December 31, 2018:

	RMB	US$
2019	1,074,771	156,319
2020	894,950	130,165
2021	745,491	108,427
2022	607,038	88,290
2023	488,503	71,050
	3,810,753	554,251

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. Certain of the Group’s lease arrangements have renewal options and rent escalation clauses but no restrictions or contingent rents. For the years ended December 31, 2016, 2017 and 2018, total rental expenses for all operating leases amounted to approximately RMB772,819,  RMB981,737 and RMB1,083,889 (US$157,645), respectively.

Capital expenditure commitments

The Group has commitments for the construction of warehouses, hubs and sortation centers and related equipments of RMB701,755 (US$102,066) at December 31, 2018, which are scheduled to be paid within one year.

Contingencies

From time to time, the Group is subject to legal proceedings, investigations, and claims incidental to the conduct of its business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.